Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2017
Net Income Per Ordinary Share Tables
Basic and diluted number of shares
	2017	2016	2015
	Number of shares
Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	2,061,909	2,061,909	2,063,738